FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 961	$ 1,983
Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,472	3,038
Quoted Prices in Active Market | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	961	1,983
Quoted Prices in Active Market | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Other Observable Inputs | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Other Observable Inputs | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	1,472	3,038
Significant Other Unobservable Inputs | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Other Unobservable Inputs | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 0	$ 0